NET LOSS PER SHARE (Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET LOSS PER SHARE [Abstract]
Ordinary shares	4,513,130	3,603,423	3,811,838